April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  The Dreyfus/Laurel Funds, Inc.
 –Dreyfus Core Equity Fund

 –Dreyfus Floating Rate Income Fund

 –Dreyfus Opportunistic Fixed Income Fund

 –Dreyfus Tax Managed Growth Fund

 –General AMT-Free Municipal Money Market Fund

 –General Treasury and Agency Money Market Fund

 (the "Funds")

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 169 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2017, with the exception of the Supplement to the applicable Funds' Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/ Bethany L. Marangoni

Bethany L. Marangoni

Paralegal